Loss Per Share - Schedule of Basic Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic Earnings Per Share [Abstract]
(Loss) attributable to equity holders of the company ($000)	$ (11,863)	$ (17,691)	$ (15,397)
Weighted average number of ordinary shares in issue	106,672,342	102,471,016	101,526,389
Basic loss per share (cents per share)	$ (11.1)	$ (17.3)	$ (15.2)